UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Short-Term Bond Fund of America

[photo of rope wrapped around a deck anchor]

Semi-annual report for the six months ended February 28, 2010

Short-Term Bond Fund of AmericaSM seeks to provide current income while preserving capital by investing in high-quality debt securities and maintaining a portfolio with a dollar-weighted average maturity no greater than three years.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2010 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime

Reflecting 2.50% maximum sales charge	0.46%	—	2.51%

The total annual fund operating expense ratio was 0.66% for Class A shares as of August 31, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 2, 2006, through December 31, 2008, and reimbursed other fees and expenses. Fund results shown reflect the waiver and reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on pages 24 to 29 for details.

Results for other share classes can be found on page 4.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from AAA (highest) to D (lowest), are generally issued by independent rating agencies and are designed to provide an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of rope wrapped around a deck anchor]
We welcome the opportunity to present you with Short-Term Bond Fund of America’s semi-annual report for the six-month period ended February 28, 2010.

For the first six months of the fund’s fiscal year, the fund produced a total return of 1.35%. This return includes monthly dividends paid by the fund totaling 7.45 cents a share. Shareholders who reinvested their dividends recorded an income return of 0.75% (1.50% annualized), while those taking dividends in cash had an income return of 0.74% (1.48% annualized). The fund’s share price gained 6 cents to end the period at $10.08.

In comparison, the fund’s peer group, as measured by the Lipper Short Investment Grade Debt Funds Average, returned 3.29%, while the unmanaged Barclays Capital U.S. Government/Credit 1–3 Years ex BBB Index, the fund’s primary market benchmark, returned 1.56% for the period.

[Begin Sidebar]
Results at a glance

For periods ended February 28, 2010, with dividends reinvested
			Average annual
	Total returns		total returns
			Lifetime
	Six months	1 year	(since 10/2/06)
Short-Term Bond Fund of America
(Class A shares)	1.35%	3.95%	3.40%
Barclays Capital U.S. Government/Credit
1–3 Years ex BBB Index	1.56	3.92	5.01
Lipper Short Investment Grade Debt
Funds Average	3.29	10.74	3.43
[End Sidebar]

The better results of the peer group average can be attributed to the greater number of riskier holdings among the fund’s peers. Over the lifetime of Short-Term Bond Fund of America, the fund has an average annual total return of 3.40%, comparable to the 3.43% return of the Lipper average but trailing the 5.01% return of the Barclays index, which does not include management fees.

Market conditions

The first half of the fund’s fiscal year was marked by a stabilization in bond markets and continued caution among bond investors. The economic recovery following the 2008–2009 slump appears to be underway, with economic growth resuming in the second half of 2009. Both bond and equity markets have appeared to resume normal functioning, and investors’ appetite for risk has returned to some degree.

However, short-term, high-quality bonds remain something of a safe haven for many investors, keeping prices high and yields low. These are the primary investment vehicles for Short-Term Bond Fund of America. Yields on short-term Treasuries, in particular, remain near historic lows.

Other short-term investment options exist, such as lower rated corporate bonds, but this can introduce unwanted volatility to total return. Our commitment to capital preservation outweighs any desire to add risk to the fund’s portfolio. The stability of the fund’s share price remains a top priority, and we are gratified that the share price has remained relatively stable around $10 a share throughout this period.

The road ahead

Going forward, we believe it likely the Federal Reserve will slowly begin to increase the nation’s benchmark interest rate, which currently stands in a range between 0% and 0.25%. We believe that current prices in the bond market reflect this possible move by the Fed.

We also have 21.7% of the portfolio in cash and cash equivalents, which not only helps in stabilizing the fund’s share price, but allows us to react appropriately when interest rates start to rise.

Net assets of the fund have risen to approximately $3.75 billion. We welcome new shareholders to the fund, and look forward to reporting to you again at the end of our fiscal year.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ David A. Hoag

David A. Hoag
President

April 12, 2010

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2010, calculated in accordance with the Securities and Exchange Commission formula, was 0.72%. The fund’s distribution rate for Class A shares as of that date was 1.51%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Other share class results

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2010
(the most recent calendar quarter-end):
			Life
	1 year	5 years	of class
Class B shares1 — first sold 11/6/06
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only if
shares are sold within six years of purchase	–2.72%	—	1.65%
Not reflecting CDSC	2.28	—	2.49

Class C shares1 — first sold 11/6/06
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	1.18	—	2.41
Not reflecting CDSC	2.18	—	2.41

Class F-1 shares2 — first sold 11/1/06
Not reflecting annual asset-based fee charged by
sponsoring firm	2.95	—	3.11

Class F-2 shares2 — first sold 8/19/08
Not reflecting annual asset-based fee charged by
sponsoring firm	3.23	—	2.86

Class 529-A shares3 — first sold 11/3/06
Reflecting 2.50% maximum sales charge	0.36	—	2.35
Not reflecting maximum sales charge	2.93	—	3.11

Class 529-B shares1,3 — first sold 11/2/06
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–2.84	—	1.44
Not reflecting CDSC	2.16	—	2.28

Class 529-C shares1,3 — first sold 11/3/06
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	1.10	—	2.33
Not reflecting CDSC	2.10	—	2.33

Class 529-E shares2,3 — first sold 12/1/06	2.61	—	2.73

Class 529-F-1 shares2,3 — first sold 11/16/06
Not reflecting annual asset-based fee charged by
sponsoring firm	3.13	—	3.36

1These shares are not available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.
3Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 2, 2006, through December 31, 2008, and reimbursed other fees and expenses. Fund results shown reflect the waiver and reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on pages 24 to 29 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Summary investment portfolio
February 28, 2010
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Investment mix by security type	Percent of Net Assets
Bonds & notes of U.S. government & government agencies	42.1
Corporate bonds & notes	14.0
Mortgage-backed obligations	10.4
Bonds & notes of governments & government agencies outside the U.S.	6.6
Asset-backed obligations	3.8
Municipals	1.4
Short-term securities & other assets less liabilities	21.7
[end pie chart]

Quality breakdown*	Percent of net assets

U.S. government obligations†	32.0%
Federal agencies	17.9
Aaa/AAA	12.4
Aa/AA	9.9
A/A	6.0
Baa/BBB	0.1
Short-term securities & other assets less liabilities	21.7

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts.
†These securities are backed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 78.33%	(000)	(000)	assets

Bonds & notes of U.S. government & government agencies - 42.10%
U.S. Treasury:
2.00% 2010	$30,000	$30,313
5.75% 2010	45,000	46,156
0.875% 2011	25,000	25,148
1.00% 2011	25,000	25,167
1.00% 2011	25,000	25,158
1.125% 2011	50,000	50,394
1.75% 2011	65,000	66,227
4.625% 2011	20,000	21,230
4.875% 2011	25,000	26,311
5.125% 2011	30,000	31,874
4.25% 2012	50,000	54,029
4.50% 2012	25,000	26,887
4.625% 2012	20,000	21,527
4.75% 2012	30,000	32,564
3.125% 2013	32,000	33,685
3.375% 2013	60,000	63,708
3.375% 2013	40,000	42,472
3.50% 2013	25,000	26,629
3.875% 2013	55,000	59,170
0.875%-5.00% 2010-2015 (1) (2)	171,400	175,699	23.61%
Fannie Mae:
1.00% 2011	30,000	30,070
1.75% 2011	35,000	35,436
2.00% 2012	40,000	40,796
2.75% 2014	20,000	20,509
3.625%-6.125% 2011-2012	40,000	42,845	4.53
Federal Home Loan Bank:
2.25% 2012	20,000	20,500
3.625% 2013	30,000	31,852
1.75%-7.625% 2010-2012	65,760	68,052	3.22
Freddie Mac:
2.875% 2010	34,570	35,187
1.75% 2012	25,000	25,321
5.25% 2011	10,000	10,647	1.90
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.25%-1.875% 2011-2012 (3)	65,000	65,473	1.75
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G:
2.20% 2012	25,000	25,380
1.625%-2.125% 2011-2012	18,000	18,249	1.16
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley:
2.25% 2012	25,000	25,563
0.53% 2012 (3)	15,000	15,094	1.09
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc.:
0.454% 2012 (3)	25,000	25,134
3.25% 2012	12,250	12,742	1.01
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.501%-2.20% 2012 (3)	35,000	35,597.95
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	25,000	25,335.67
Other securities		82,696	2.21
		1,576,826	42.10
Corporate bonds & notes - 13.99%
Financials - 5.10%
JPMorgan Chase & Co. 3.70%-5.60% 2011-2015 (3)	26,302	26,831.72
Goldman Sachs Group, Inc. 3.625% 2012	4,160	4,318.11
Citigroup Inc. 5.50% 2013	2,000	2,095.06
Other securities		157,669	4.21
		190,913	5.10

Health care - 2.51%
Pfizer Inc. 4.45% 2012	20,000	21,349.57
Other securities		72,590	1.94
		93,939	2.51

Energy - 1.61%
Shell International Finance B.V. 4.00% 2014	20,000	21,174.57
Other securities		38,991	1.04
		60,165	1.61

Utilities - 1.05%
Other securities		39,508	1.05

Consumer staples - 1.05%
Other securities		39,503	1.05

Telecommunication services - 1.01%
Other securities		37,832	1.01

Industrials - 0.62%
Other securities		23,114.62

Information technology - 0.58%
Other securities		21,594.58

Consumer discretionary - 0.46%
Other securities		17,089.46

Total corporate bonds & notes		523,657	13.99

Mortgage-backed obligations (4) - 10.38%
Fannie Mae:
4.00% 2019	37,866	39,469
0.429%-6.713% 2019-2039 (3)	199,338	207,970	6.61
Freddie Mac 2.225%-5.883% 2013-2039 (3)	40,640	42,407	1.13
Other securities		98,978	2.64
		388,824	10.38

Bonds & notes of governments & government agencies outside the U.S. - 6.62%
France Government Agency-Guaranteed, Société Finance:
2.25% 2012 (5)	20,985	21,454
3.375% 2014 (5)	5,000	5,214.71
Europe Government Agency-Guaranteed, Dexia Credit Local 0.501% 2012 (3) (5)	25,000	25,005.67
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 2013 (5)	20,000	20,553.55
Other securities		175,628	4.69
		247,854	6.62

Asset-backed obligations - 3.85%
Other securities		144,087	3.85

Municipals - 1.39%
Other securities		52,040	1.39

Total bonds & notes (cost: $2,864,886,000)		2,933,288	78.33

	Principal		Percent
	amount	Value	of net
Short-term securities - 20.71%	(000)	(000)	assets

Freddie Mac 0.135%-0.33% due 3/15-9/15/2010	$163,900	$163,857	4.38%
Fannie Mae 0.21%-0.54% due 3/3/2010-1/18/2011	135,900	135,708	3.62
U.S. Treasury Bills 0.220%-0.332% due 5/6-7/15/2010	97,600	97,562	2.60
Straight-A Funding LLC 0.17% due 4/26-4/27/2010 (5)	46,820	46,811	1.25
Société Générale North America, Inc. 0.15% due 3/1/2010	41,000	41,000	1.09
Québec (Province of) 0.12% due 3/8/2010 (5)	34,000	33,999.91
Bank of Nova Scotia 0.265% due 7/23/2010	32,600	32,571.87
Westpac Banking Corp. 0.19% due 5/13/2010 (5)	30,500	30,490.81
Calyon North America Inc. 0.25% due 6/3/2010	30,000	29,984.80
Toronto-Dominion Holdings USA Inc. 0.27% due 8/17/2010 (5)	28,700	28,666.77
Private Export Funding Corp. 0.29% due 4/5/2010 (5)	25,300	25,297.68
BNP Paribas Finance Inc. 0.215% due 6/22/2010	25,000	24,981.67
GDF SUEZ 0.17% due 3/18/2010 (5)	21,000	20,998.56
Other securities		63,742	1.70

Total short-term securities (cost: $775,466,000)		775,666	20.71

Total investment securities (cost: $3,640,352,000)		3,708,954	99.04
Other assets less liabilities		36,102.96

Net assets		$3,745,056	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Valued under fair value procedures adopted by authority of the board of directors.
The total value of all such securities was $11,455,000, which represented .31% of the net assets of the fund.
(3) Coupon rate may change periodically.
(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $596,956,000, which represented 15.94% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2010	(dollars in thousands)

Assets:
Investment securities, at value (cost: $3,640,352)		$3,708,954
Cash		153
Receivables for:
Sales of investments	$10,637
Sales of fund's shares	19,137
Interest	20,858	50,632
		3,759,739
Liabilities:
Payables for:
Repurchases of fund's shares	11,612
Dividends on fund's shares	434
Investment advisory services	831
Services provided by affiliates	1,651
Directors' deferred compensation	14
Other	141	14,683
Net assets at February 28, 2010		$3,745,056

Net assets consist of:
Capital paid in on shares of capital stock		$3,690,519
Distributions in excess of net investment income		(571)
Accumulated net realized loss		(13,494)
Net unrealized appreciation		68,602
Net assets at February 28, 2010		$3,745,056

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 1,000,000 shares, $.001 par value (371,643 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$2,734,068	271,317	$10.08
Class B	76,848	7,626	10.08
Class C	226,690	22,496	10.08
Class F-1	165,830	16,456	10.08
Class F-2	269,670	26,761	10.08
Class 529-A	123,810	12,286	10.08
Class 529-B	8,766	870	10.08
Class 529-C	40,399	4,009	10.08
Class 529-E	7,942	788	10.08
Class 529-F-1	13,066	1,297	10.08
Class R-1	3,872	384	10.08
Class R-2	22,587	2,241	10.08
Class R-3	21,270	2,111	10.08
Class R-4	8,998	893	10.08
Class R-5	10,467	1,039	10.08
Class R-6	10,773	1,069	10.08

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $10.34 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 28, 2010		(dollars in thousands)

Investment income:
Income:
Interest		$36,310

Fees and expenses*:
Investment advisory services	$5,107
Distribution services	5,203
Transfer agent services	764
Administrative services	514
Reports to shareholders	61
Registration statement and prospectus	408
Directors' compensation	27
Auditing and legal	39
Custodian	9
State and local taxes	1
Other	84	12,217
Net investment income		24,093

Net realized gain and unrealized
appreciation on investments:
Net realized gain on investments		1,920
Net unrealized appreciation on investments:		18,249
Net realized gain and unrealized appreciation
on investments		20,169
Net increase in net assets resulting
from operations		$44,262

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

	Six months ended February 28, 2010*	Year ended August 31, 2009
Operations:
Net investment income	$24,093	$41,123
Net realized gain (loss) on investments	1,920	(12,266)
Net unrealized appreciation on investments	18,249	58,973
Net increase in net assets resulting from operations	44,262	87,830

Dividends paid or accrued to shareholders from net investment income	(24,654)	(42,213)

Net capital share transactions	521,086	2,000,317

Total increase in net assets	540,694	2,045,934

Net assets:
Beginning of period	3,204,362	1,158,428
End of period (including distributions in excess of
net investment income: $(571) and $(10), respectively)	$3,745,056	$3,204,362

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                          unaudited

1. Organization and significant accounting policies

Organization – Short-Term Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income while preserving capital by investing in high-quality debt securities and maintaining a portfolio with a dollar-weighted average maturity no greater than three years.

On November 24, 2009, shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2010 or early 2011; however, the fund reserves the right to delay the implementation. Shareholders also approved amendments to the fund’s Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the fund.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the U.S. or abroad. The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and “prepay” their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. The loans underlying asset-backed securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund commenced operations on October 2, 2006; therefore, the fund’s only tax years, 2006, 2007 and 2008, remain open for U.S. federal and state tax authorities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$546
Capital loss carryforwards*:
Expiring 2016	$(24)
Expiring 2017	(8,176)	(8,200)
Post-October capital loss deferrals (realized during the period November 1, 2008, through August 31, 2009)†		(7,213)
*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

As of February 28, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$69,014
Gross unrealized depreciation on investment securities	(413)
Net unrealized appreciation on investment securities	68,601
Cost of investment securities	3,640,353

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2010	Year ended August 31, 2009
Class A	$18,878	$32,209
Class B	328	719
Class C	748	2,006
Class F-1	1,150	2,400
Class F-2	2,235	1,064
Class 529-A	724	807
Class 529-B	26	33
Class 529-C	96	138
Class 529-E	34	41
Class 529-F-1	82	110
Class R-1	11	34
Class R-2	60	91
Class R-3	91	104
Class R-4	52	67
Class R-5	90	2,390
Class R-6*	49	-	(†)
Total	$24,654	$42,213

*Class R-6 was offered beginning May 1, 2009.
†Amount less than one thousand.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a declining series of annual rates beginning with 0.36% on the first $500 million of daily net assets and decreasing to 0.26% on such assets in excess of $2.5 billion. The board of directors approved an amended agreement effective November 1, 2009, decreasing the annual rate on net assets in excess of $4 billion from a rate of 0.26% to a rate of 0.25%. For the six months ended February 28, 2010, the investment advisory services fee was $5,107,000, which was equivalent to an annualized rate of 0.296% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (up to 0.15% for Classes A, B, 529-A and 529-B shares and up to 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2010, unreimbursed expenses subject to reimbursement totaled $3,678,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	0.90	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B.  Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended February 28, 2010, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$3,156	$740	Not applicable	Not applicable	Not applicable
Class B	351	24	Not applicable	Not applicable	Not applicable
Class C	1,082	Included in administrative services	$105	$16	Not applicable
Class F-1	199		81	8	Not applicable
Class F-2	Not applicable		86	2	Not applicable
Class 529-A	72		37	5	$49
Class 529-B	33		3	1	4
Class 529-C	157		12	2	15
Class 529-E	15		2	1	3
Class 529-F-1	-		4	1	5
Class R-1	16		1	1	Not applicable
Class R-2	70		13	25	Not applicable
Class R-3	43		11	9	Not applicable
Class R-4	9		5	1	Not applicable
Class R-5	Not applicable		5	-	Not applicable
Class R-6	Not applicable		1	-*	Not applicable
Total	$5,203	$764	$366	$72	$76
*Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 2006, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $27,000, shown on the accompanying financial statements, includes $26,000 in current fees (either paid in cash or deferred) and a net increase of $1,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Bonds & notes of U.S. government & government agencies	$-	$1,576,826	$-	$1,576,826
Corporate bonds & notes	-	523,657	-	523,657
Mortgage-backed obligations	-	388,824	-	388,824
Bonds & notes of governments & government agencies outside the U.S.	-	247,854	-	247,854
Asset-backed obligations	-	144,087	-	144,087
Municipals	-	52,040	-	52,040
Short-term securities	-	775,666	-	775,666
Total	$-	$3,708,954	$-	$3,708,954

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended February 28, 2010 (dollars in thousands):

	Beginning value at 9/1/2009	Net transfers out of Level 3(*)	Ending value at 2/28/2010
Investment securities	$6,975	$(6,975)	$-

(*) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2010
Class A	$1,133,136	112,741	$17,145	1,704	$(788,167)	(78,431)	$362,114	36,014
Class B	23,145	2,303	299	29	(25,992)	(2,586)	(2,548)	(254)
Class C	77,714	7,729	679	68	(72,190)	(7,184)	6,203	613
Class F-1	87,235	8,683	998	99	(78,920)	(7,853)	9,313	929
Class F-2	128,246	12,762	1,863	185	(89,149)	(8,873)	40,960	4,074
Class 529-A	60,744	6,044	719	71	(14,837)	(1,477)	46,626	4,638
Class 529-B	4,199	418	26	3	(1,282)	(128)	2,943	293
Class 529-C	23,110	2,299	95	10	(6,061)	(603)	17,144	1,706
Class 529-E	4,612	459	34	3	(1,049)	(104)	3,597	358
Class 529-F-1	5,778	575	81	8	(1,079)	(107)	4,780	476
Class R-1	2,424	241	10	1	(1,830)	(183)	604	59
Class R-2	11,013	1,096	60	6	(3,863)	(385)	7,210	717
Class R-3	14,982	1,491	91	9	(6,452)	(641)	8,621	859
Class R-4	4,784	476	52	5	(3,300)	(328)	1,536	153
Class R-5	4,894	487	90	9	(3,777)	(375)	1,207	121
Class R-6	10,771	1,068	49	5	(44)	(4)	10,776	1,069
Total net increase
(decrease)	$1,596,787	158,872	$22,291	2,215	$(1,097,992)	(109,262)	$521,086	51,825

Year ended August 31, 2009
Class A	$2,797,640	283,317	$28,318	2,864	$(1,317,307)	(133,157)	$1,508,651	153,024
Class B	99,697	10,110	640	65	(45,568)	(4,606)	54,769	5,569
Class C	282,142	28,609	1,798	182	(137,360)	(13,885)	146,580	14,906
Class F-1	206,895	20,956	2,017	204	(129,491)	(13,087)	79,421	8,073
Class F-2	259,494	26,198	820	82	(36,052)	(3,623)	224,262	22,657
Class 529-A	67,792	6,856	802	81	(15,025)	(1,518)	53,569	5,419
Class 529-B	5,479	554	33	3	(996)	(100)	4,516	457
Class 529-C	22,977	2,324	136	14	(5,651)	(570)	17,462	1,768
Class 529-E	4,311	436	41	4	(1,076)	(108)	3,276	332
Class 529-F-1	6,132	621	110	11	(1,051)	(106)	5,191	526
Class R-1	5,995	607	31	3	(4,650)	(472)	1,376	138
Class R-2	15,508	1,569	90	9	(4,578)	(463)	11,020	1,115
Class R-3	12,653	1,278	101	10	(4,697)	(476)	8,057	812
Class R-4	8,745	882	64	7	(3,116)	(314)	5,693	575
Class R-5	106,553	10,759	2,148	218	(232,227)	(23,489)	(123,526)	(12,512)
Class R-6(†)	140	14	-	-	(140)	(14)	-	-
Total net increase
(decrease)	$3,902,153	395,090	$37,149	3,757	$(1,938,985)	(195,988)	$2,000,317	202,859

* Includes exchanges between share classes of the fund.
†Class R-6 was offered beginning May 1, 2009.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $381,843,000 and $144,600,000, respectively, during the six months ended February 28, 2010.

Financial highlights(1)

			Income (loss) from investment operations(2)
		Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 2/28/2010(5)	$10.02	$.07		$.06	$.13	$(.07)	$10.08	1.35%	$2,734,068	.64	%(6)	.64	%(6)	1.46	%(6)
	Year ended 8/31/2009	9.90	.17		.14	.31	(.19)	10.02	3.22	2,357,579	.66		.66		1.80
	Year ended 8/31/2008	9.99	.36		(.06)	.30	(.39)	9.90	2.99	814,940	.73		.63		3.62
	Period from 10/2/2006 to 8/31/2007	10.00	.41		(.01)	.40	(.41)	9.99	4.04	238,855	.77	(6)	.64	(6)	4.57	(6)

Class B:	Six months ended 2/28/2010(5)	10.02	.04		.06	.10	(.04)	10.08	1.02	76,848	1.29	(6)	1.29	(6)	.81	(6)
	Year ended 8/31/2009	9.90	.10		.14	.24	(.12)	10.02	2.44	78,949	1.42		1.41		1.04
	Year ended 8/31/2008	9.99	.28		(.06)	.22	(.31)	9.90	2.23	22,889	1.46		1.37		2.81
	Period from 11/6/2006 to 8/31/2007	10.00	.31		(.02)	.29	(.30)	9.99	2.98	4,654	1.47	(6)	1.36	(6)	3.86	(6)

Class C:	Six months ended 2/28/2010(5)	10.02	.03		.06	.09	(.03)	10.08	.94	226,690	1.44	(6)	1.44	(6)	.66	(6)
	Year ended 8/31/2009	9.90	.09		.14	.23	(.11)	10.02	2.40	219,256	1.47		1.46		1.00
	Year ended 8/31/2008	9.99	.28		(.06)	.22	(.31)	9.90	2.17	69,104	1.52		1.43		2.71
	Period from 11/6/2006 to 8/31/2007	10.00	.31		(.02)	.29	(.30)	9.99	2.92	8,295	1.56	(6)	1.44	(6)	3.78	(6)

Class F-1:	Six months ended 2/28/2010(5)	10.02	.07		.06	.13	(.07)	10.08	1.32	165,830	.69	(6)	.69	(6)	1.41	(6)
	Year ended 8/31/2009	9.90	.17		.14	.31	(.19)	10.02	3.16	155,568	.72		.71		1.77
	Year ended 8/31/2008	9.99	.35		(.06)	.29	(.38)	9.90	2.93	73,826	.78		.69		3.57
	Period from 11/1/2006 to 8/31/2007	10.02	.37		(.04)	.33	(.36)	9.99	3.36	22,256	.80	(6)	.67	(6)	4.56	(6)

Class F-2:	Six months ended 2/28/2010(5)	10.02	.09		.06	.15	(.09)	10.08	1.47	269,670	.40	(6)	.40	(6)	1.70	(6)
	Year ended 8/31/2009	9.90	.19		.14	.33	(.21)	10.02	3.40	227,308	.41		.41		1.87
	Period from 8/19/2008 to 8/31/2008	9.92	-	(7)	(.01)	(.01)	(.01)	9.90	(.10)	299	.02		.02		.09

Class 529-A:	Six months ended 2/28/2010(5)	10.02	.07		.06	.13	(.07)	10.08	1.33	123,810	.66	(6)	.66	(6)	1.44	(6)
	Year ended 8/31/2009	9.90	.16		.14	.30	(.18)	10.02	3.09	76,623	.79		.78		1.66
	Year ended 8/31/2008	9.99	.34		(.06)	.28	(.37)	9.90	2.85	22,074	.86		.77		3.53
	Period from 11/3/2006 to 8/31/2007	10.00	.36		(.02)	.34	(.35)	9.99	3.51	8,112	.90	(6)	.78	(6)	4.44	(6)

Class 529-B:	Six months ended 2/28/2010(5)	10.02	.04		.06	.10	(.04)	10.08	.95	8,766	1.43	(6)	1.43	(6)	.68	(6)
	Year ended 8/31/2009	9.90	.09		.14	.23	(.11)	10.02	2.31	5,780	1.54		1.54		.88
	Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.08	1,186	1.61		1.52		2.69
	Period from 11/2/2006 to 8/31/2007	10.02	.30		(.04)	.26	(.29)	9.99	2.67	223	1.66	(6)	1.54	(6)	3.66	(6)

Class 529-C:	Six months ended 2/28/2010(5)	10.02	.03		.06	.09	(.03)	10.08	.90	40,399	1.52	(6)	1.52	(6)	.58	(6)
	Year ended 8/31/2009	9.90	.09		.14	.23	(.11)	10.02	2.31	23,078	1.54		1.54		.89
	Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.09	5,299	1.61		1.52		2.70
	Period from 11/3/2006 to 8/31/2007	10.00	.30		(.02)	.28	(.29)	9.99	2.87	1,358	1.64	(6)	1.52	(6)	3.71	(6)

Class 529-E:	Six months ended 2/28/2010(5)	$10.02	$.06		$.06	$.12	$(.06)	$10.08	1.16%	$7,942	1.02	(6)	1.02	(6)	1.08	(6)
	Year ended 8/31/2009	9.90	.14		.14	.28	(.16)	10.02	2.83	4,311	1.04		1.03		1.40
	Year ended 8/31/2008	9.99	.32		(.06)	.26	(.35)	9.90	2.61	975	1.11		1.00		3.33
	Period from 12/1/2006 to 8/31/2007	10.03	.31		(.04)	.27	(.31)	9.99	2.70	404	1.14	(6)	1.02	(6)	4.22	(6)

Class 529-F-1:	Six months ended 2/28/2010(5)	10.02	.08		.06	.14	(.08)	10.08	1.41	13,066	.52	(6)	.52	(6)	1.59	(6)
	Year ended 8/31/2009	9.90	.19		.14	.33	(.21)	10.02	3.34	8,226	.54		.53		1.92
	Year ended 8/31/2008	9.99	.37		(.06)	.31	(.40)	9.90	3.13	2,921	.60		.50		3.76
	Period from 11/16/2006 to 8/31/2007	10.00	.37		(.02)	.35	(.36)	9.99	3.59	872	.59	(6)	.49	(6)	4.76	(6)

Class R-1:	Six months ended 2/28/2010(5)	10.02	.03		.06	.09	(.03)	10.08	.94	3,872	1.46	(6)	1.46	(6)	.65	(6)
	Year ended 8/31/2009	9.90	.10		.14	.24	(.12)	10.02	2.41	3,250	1.45		1.45		1.07
	Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.15	1,853	1.52		1.43		2.95
	Period from 12/26/2006 to 8/31/2007	10.01	.26		(.03)	.23	(.25)	9.99	2.36	2,402	1.56	(6)	1.40	(6)	3.84	(6)

Class R-2:	Six months ended 2/28/2010(5)	10.02	.03		.06	.09	(.03)	10.08	.92	22,587	1.49	(6)	1.49	(6)	.62	(6)
	Year ended 8/31/2009	9.90	.09		.14	.23	(.11)	10.02	2.34	15,270	1.55		1.51		.92
	Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.14	4,048	1.69		1.47		2.78
	Period from 12/8/2006 to 8/31/2007	10.01	.27		(.02)	.25	(.27)	9.99	2.54	1,032	2.10	(6)	1.42	(6)	3.82	(6)

Class R-3:	Six months ended 2/28/2010(5)	10.02	.05		.06	.11	(.05)	10.08	1.13	21,270	1.07	(6)	1.07	(6)	1.03	(6)
	Year ended 8/31/2009	9.90	.13		.14	.27	(.15)	10.02	2.78	12,548	1.10		1.09		1.39
	Year ended 8/31/2008	9.99	.32		(.06)	.26	(.35)	9.90	2.58	4,359	1.10		1.01		3.31
	Period from 11/22/2006 to 8/31/2007	10.01	.31		(.02)	.29	(.31)	9.99	2.92	1,669	1.17	(6)	1.06	(6)	4.18	(6)

Class R-4:	Six months ended 2/28/2010(5)	10.02	.07		.06	.13	(.07)	10.08	1.30	8,998	.73	(6)	.73	(6)	1.37	(6)
	Year ended 8/31/2009	9.90	.17		.14	.31	(.19)	10.02	3.13	7,415	.75		.75		1.67
	Year ended 8/31/2008	9.99	.35		(.06)	.29	(.38)	9.90	2.93	1,639	.79		.69		3.23
	Period from 1/3/2007 to 8/31/2007	10.00	.30		(.01)	.29	(.30)	9.99	2.90	52	.94	(6)	.66	(6)	4.53	(6)

Class R-5:	Six months ended 2/28/2010(5)	10.02	.09		.06	.15	(.09)	10.08	1.45	10,467	.43	(6)	.43	(6)	1.67	(6)
	Year ended 8/31/2009	9.90	.19		.14	.33	(.21)	10.02	3.43	9,201	.47		.45		2.18
	Year ended 8/31/2008	9.99	.38		(.06)	.32	(.41)	9.90	3.20	133,016	.48		.42		3.50
	Period from 1/4/2007 to 8/31/2007	10.01	.31		(.02)	.29	(.31)	9.99	2.94	4,390	.56	(6)	.42	(6)	4.83	(6)

Class R-6:	Period from 11/20/2009(8) to 2/28/2010(5)	10.08	.05		- (7)	.05	(.05)	10.08	.46	10,773	.10		.10		.46
	Period from 5/7/2009 to 6/15/2009(9)	9.93	.02		(.05)	(.03)	(.02)	9.88	(.30)	-	.04		.04		.20

	Six months ended February 28,	Year ended August 31		For the period
	2010(5)	2009	2008	10/2/2006(10) to 8/31/2007

Portfolio turnover rate for all classes of shares	7%	60%	28%	15%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.
(7)Amount less than $.01.
(8)The first date the share class had assets during the period ended February 28, 2010.
(9)The last date the share class had assets through the fund's fiscal year ended August 31, 2009.
(10)Commencement of operations.

See Notes to Financial Statements

Expense example
                  unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009, through February 28, 2010).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2009	Ending account value 2/28/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,013.46	$3.20	.64%
Class A -- assumed 5% return	1,000.00	1,021.62	3.21	.64
Class B -- actual return	1,000.00	1,010.20	6.43	1.29
Class B -- assumed 5% return	1,000.00	1,018.40	6.46	1.29
Class C -- actual return	1,000.00	1,009.43	7.17	1.44
Class C -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class F-1 -- actual return	1,000.00	1,013.21	3.44	.69
Class F-1 -- assumed 5% return	1,000.00	1,021.37	3.46	.69
Class F-2 -- actual return	1,000.00	1,014.68	2.00	.40
Class F-2 -- assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-A -- actual return	1,000.00	1,013.34	3.29	.66
Class 529-A -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 529-B -- actual return	1,000.00	1,009.53	7.13	1.43
Class 529-B -- assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class 529-C -- actual return	1,000.00	1,009.05	7.57	1.52
Class 529-C -- assumed 5% return	1,000.00	1,017.26	7.60	1.52
Class 529-E -- actual return	1,000.00	1,011.57	5.09	1.02
Class 529-E -- assumed 5% return	1,000.00	1,019.74	5.11	1.02
Class 529-F-1 -- actual return	1,000.00	1,014.08	2.60	.52
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.22	2.61	.52
Class R-1 -- actual return	1,000.00	1,009.37	7.27	1.46
Class R-1 -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class R-2 -- actual return	1,000.00	1,009.22	7.42	1.49
Class R-2 -- assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class R-3 -- actual return	1,000.00	1,011.31	5.34	1.07
Class R-3 -- assumed 5% return	1,000.00	1,019.49	5.36	1.07
Class R-4 -- actual return	1,000.00	1,013.01	3.64	.73
Class R-4 -- assumed 5% return	1,000.00	1,021.17	3.66	.73
Class R-5 -- actual return	1,000.00	1,014.52	2.15	.43
Class R-5 -- assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-6 -- actual return†	1,000.00	1,004.64	1.04	.38
Class R-6 -- assumed 5% return†	1,000.00	1,022.91	1.91	.38

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

†The period for the “annualized expense ratio” and “actual return” line is based on the number of days from November 20, 2009 (the first date the share class had assets during the period), through February 28, 2010, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 181 days.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through October 31, 2010. The agreement was amended to add an additional advisory fee breakpoint if and when the fund’s net assets exceed $4 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing current income while preserving capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Results of meeting of shareholders held November 24, 2009

Shares outstanding (all classes) on record date (August 28, 2009):	318,768,897
Total shares voting on November 24, 2009:	230,727,039	(72.4% of shares outstanding)

Election of board members

		Percent of		Percent of
		shares	Votes	shares
Director*	Votes for	voting for	withheld	withheld

Lee A. Ault III	224,773,597	97.4%	5,953,442	2.6%
William H. Baribault	224,835,967	97.4	5,891,072	2.6
James G. Ellis	224,843,306	97.4	5,883,733	2.6
Martin Fenton	224,808,673	97.4	5,918,366	2.6
Leonard R. Fuller	224,853,533	97.5	5,873,506	2.5
Paul G. Haaga, Jr.	224,864,340	97.5	5,862,699	2.5
David A. Hoag	224,870,200	97.5	5,856,839	2.5
W. Scott Hedrick	224,827,423	97.4	5,899,616	2.6
R. Clark Hooper	224,828,518	97.4	5,898,521	2.6
Merit E. Janow	224,841,778	97.4	5,885,261	2.6
Laurel B. Mitchell	224,843,833	97.5	5,883,206	2.5
Frank M. Sanchez	224,847,505	97.5	5,879,534	2.5
Margaret Spellings	224,831,058	97.4	5,895,981	2.6
Steadman Upham	224,833,399	97.4	5,893,640	2.6

	Votes for	Percent of outstanding shares voting for	Votes against	Percent of outstanding shares voting against	Votes abstaining†	Percent of outstanding shares abstaining

To approve an Agreement and Plan of Reorganization	173,398,817	54.4%	3,864,197	1.2%	53,464,025	16.8%

	Votes for	Percent of shares voting for	Votes against	Percent of shares voting against	Votes abstaining†	Percent of shares abstaining

To update the fund’s fundamental investment policies regarding:
Borrowing	173,267,739	75.1%	4,373,302	1.9%	53,085,998	23.0%
Issuance of senior securities	172,884,586	74.9	4,298,940	1.9	53,543,513	23.2
Underwriting	173,108,386	75.0	4,157,037	1.8	53,461,616	23.2
Investments in real estate or commodities	172,901,275	74.9	4,517,681	2.0	53,308,083	23.1
Lending	173,043,145	75.0	4,510,685	2.0	53,173,209	23.0
Industry concentration	173,358,418	75.1	3,851,005	1.7	53,517,616	23.2
Elimination of certain policies	172,438,036	74.7	4,706,840	2.1	53,582,163	23.2

To approve a policy allowing CRMC to appoint subsidiary advisers for the fund’s day-to-day investment management without additional shareholder approval	171,542,324	74.3	5,531,872	2.4	53,652,843	23.3

To approve amendments to the fund’s Investment Advisory and Service Agreement with CRMC	172,232,163	74.6	4,678,640	2.1	53,816,236	23.3

To approve a form of Subsidiary Agreement and appointment of one or more subsidiary advisers for the fund	170,985,483	74.1	5,960,428	2.6	53,781,128	23.3

*Richard G. Capen, Jr. and Richard G. Newman did not stand for election at the Meeting of Shareholders because they plan to retire in December 2010.
†Includes broker non-votes.

Offices of the fund and of the
investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2010, portfolio of Short-Term Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market FundSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-948-0410P

Litho in USA CGD/RRD/9791-S20436

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

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Short-Term Bond Fund of AmericaSM
Investment portfolio

February 28, 2010
unaudited

Bonds & notes — 78.33%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 42.10%
U.S. Treasury 0.875% 20101,2	$11,400	$11,455
U.S. Treasury 1.25% 2010	20,000	20,148
U.S. Treasury 2.00% 2010	30,000	30,313
U.S. Treasury 2.875% 2010	5,000	5,045
U.S. Treasury 4.375% 2010	10,000	10,324
U.S. Treasury 4.50% 2010	16,000	16,481
U.S. Treasury 5.75% 2010	45,000	46,156
U.S. Treasury 0.875% 2011	25,000	25,148
U.S. Treasury 0.875% 2011	20,000	20,103
U.S. Treasury 0.875% 2011	10,000	10,055
U.S. Treasury 1.00% 2011	25,000	25,167
U.S. Treasury 1.00% 2011	25,000	25,158
U.S. Treasury 1.125% 2011	50,000	50,394
U.S. Treasury 1.75% 2011	65,000	66,227
U.S. Treasury 4.625% 2011	20,000	21,230
U.S. Treasury 4.625% 2011	4,000	4,287
U.S. Treasury 4.875% 2011	25,000	26,311
U.S. Treasury 5.00% 2011	10,000	10,449
U.S. Treasury 5.125% 2011	30,000	31,874
U.S. Treasury 1.375% 2012	20,000	20,223
U.S. Treasury 1.75% 2012	15,000	15,259
U.S. Treasury 4.25% 2012	50,000	54,029
U.S. Treasury 4.50% 2012	25,000	26,887
U.S. Treasury 4.625% 2012	20,000	21,527
U.S. Treasury 4.75% 2012	30,000	32,564
U.S. Treasury 3.125% 2013	32,000	33,685
U.S. Treasury 3.125% 2013	10,000	10,530
U.S. Treasury 3.375% 2013	60,000	63,708
U.S. Treasury 3.375% 2013	40,000	42,472
U.S. Treasury 3.50% 2013	25,000	26,629
U.S. Treasury 3.875% 2013	55,000	59,170
U.S. Treasury 1.875% 2014	5,000	5,009
U.S. Treasury 4.125% 2015	15,000	16,331
Fannie Mae 1.00% 2011	30,000	30,070
Fannie Mae 1.75% 2011	35,000	35,436
Fannie Mae 3.625% 2011	10,000	10,434
Fannie Mae 5.50% 2011	2,000	2,103
Fannie Mae 6.00% 2011	16,000	17,069
Fannie Mae 2.00% 2012	40,000	40,796
Fannie Mae 6.125% 2012	12,000	13,239
Fannie Mae 2.75% 2014	20,000	20,509
Federal Home Loan Bank 3.375% 2010	10,000	10,190
Federal Home Loan Bank 3.625% 2010	10,000	10,252
Federal Home Loan Bank 7.625% 2010	3,760	3,820
Federal Home Loan Bank 2.875% 2011	10,000	10,271
Federal Home Loan Bank 3.375% 2011	5,000	5,186
Federal Home Loan Bank 5.60% 2011	5,000	5,346
Federal Home Loan Bank 1.75% 2012	12,000	12,139
Federal Home Loan Bank 2.25% 2012	20,000	20,500
Federal Home Loan Bank 4.625% 2012	10,000	10,848
Federal Home Loan Bank 3.625% 2013	30,000	31,852
Freddie Mac 2.875% 2010	34,570	35,187
Freddie Mac 5.25% 2011	10,000	10,647
Freddie Mac 1.75% 2012	25,000	25,321
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 2011	10,000	10,085
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.50% 2011	10,000	10,099
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.25% 20123	20,000	19,995
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,153
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,141
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	3,000	3,024
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	15,000	15,225
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	25,000	25,380
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 0.53% 20123	15,000	15,094
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	25,000	25,563
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.454% 20123	25,000	25,134
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	12,250	12,742
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.501% 20123	15,000	15,114
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	20,000	20,483
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	25,000	25,335
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,165
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	18,000	18,659
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	4,165	4,245
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	10,000	10,251
Federal Agricultural Mortgage Corp. 3.875% 2011	3,000	3,128
Federal Agricultural Mortgage Corp. 5.50% 20114	7,000	7,419
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 1.75% 2012	5,000	5,034
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	5,000	5,087
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 0.238% 20133	8,000	7,994
Private Export Funding Corp. 4.974% 2013	5,000	5,521
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	3,000	3,130
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	2,000	2,063
		1,576,826

CORPORATE BONDS & NOTES — 13.99%
Financials — 5.10%
JPMorgan Chase & Co. 5.60% 2011	2,000	2,116
JPMorgan Chase & Co. 5.375% 2012	2,000	2,168
JPMorgan Chase & Co. 3.70% 2015	10,000	10,132
JPMorgan Chase & Co. 4.891% 20153	12,302	12,415
Metropolitan Life Global Funding I, 0.651% 20113,4	5,000	5,000
Metropolitan Life Global Funding I, 5.125% 20134	2,000	2,162
MetLife Global Funding 5.125% 20144	5,000	5,371
Abbey National Treasury Services PLC 3.875% 20144	12,300	12,277
US Bank NA 6.375% 2011	8,000	8,582
US Bank NA 4.95% 2014	2,000	2,164
MassMutual Global Funding II, 3.625% 20124	9,750	10,157
Nordea Bank 3.70% 20144	10,000	10,117
New York Life Global Funding 2.25% 20124	5,000	5,058
New York Life Global Funding 5.25% 20124	4,500	4,893
Barclays Bank PLC 2.50% 2013	5,000	5,000
Barclays Bank PLC 5.20% 2014	2,670	2,859
Berkshire Hathaway Finance Corp. 4.60% 2013	6,625	7,103
BNP Paribas, Series 2, 2.125% 2012	7,000	7,080
Bank of Tokyo-Mitsubishi, Ltd. 2.60% 20134	7,000	7,079
Bank of New York Mellon Corp., Series G, 4.95% 2012	4,000	4,344
Bank of New York Mellon Corp., Series G, 5.125% 2013	2,000	2,195
PNC Funding Corp. 0.449% 20143	1,000	971
PNC Funding Corp. 5.40% 2014	5,000	5,434
TIAA Global Markets 4.95% 20134	5,500	5,971
Northern Trust Corp. 5.20% 2012	1,000	1,094
Northern Trust Corp. 5.50% 2013	4,200	4,627
Credit Suisse Group AG 5.50% 2014	5,000	5,467
Simon Property Group, LP 4.875% 2010	5,000	5,080
Merrill Lynch & Co., Inc., Series C, 0.485% 20123	1,000	982
Bank of America Corp. 5.375% 2012	2,000	2,125
Countrywide Financial Corp., Series B, 5.80% 2012	1,500	1,598
Goldman Sachs Group, Inc. 3.625% 2012	4,160	4,318
Jackson National Life Global 5.375% 20134	3,750	4,029
Wells Fargo & Co. 0.449% 20153	3,658	3,447
Monumental Global Funding 5.50% 20134	2,995	3,195
Principal Life Insurance Co. 6.25% 20124	2,600	2,740
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,182
Citigroup Inc. 5.50% 2013	2,000	2,095
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	2,000	2,067
Hartford Life Insurance Co. 0.351% 20123	2,000	1,955
ACE INA Holdings Inc. 5.875% 2014	1,665	1,852
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20104	1,375	1,412
		190,913

Health care — 2.51%
Roche Holdings Inc. 4.50% 20124	15,000	15,955
Roche Holdings Inc. 5.00% 20144	5,000	5,434
Pfizer Inc. 4.45% 2012	20,000	21,349
Merck & Co., Inc. 1.875% 2011	18,870	19,119
Novartis Capital Corp. 4.125% 2014	15,000	16,002
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	8,692
Eli Lilly and Co. 3.55% 2012	4,250	4,449
Aetna Inc. 5.75% 2011	1,753	1,844
AstraZeneca PLC 5.40% 2012	1,000	1,095
		93,939

Energy — 1.61%
Shell International Finance 1.30% 2011	7,500	7,563
Shell International Finance B.V. 4.00% 2014	20,000	21,174
Chevron Corp. 3.95% 2014	15,000	15,932
BP Capital Markets PLC 0.463% 20103	3,000	3,000
BP Capital Markets PLC 3.125% 2012	10,000	10,391
StatoilHydro ASA 2.90% 2014	2,070	2,105
		60,165

Utilities — 1.05%
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2009-B, 4.15% 2014	16,250	17,343
Duke Energy Ohio, Inc. 2.10% 2013	12,050	12,090
Southern Co., Series 2008-A, 0.951% 20103	2,000	2,007
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	4,060
Southern Co., Series 2007-A, 5.30% 2012	1,000	1,072
Georgia Power Co., Series 2008-D, 6.00% 2013	2,600	2,936
		39,508

Consumer staples — 1.05%
Procter & Gamble Co. 1.35% 2011	5,000	5,055
Procter & Gamble Co. 4.60% 2014	10,000	10,822
Coca-Cola Co. 3.625% 2014	10,000	10,521
Walgreen Co. 4.875% 2013	4,000	4,382
Diageo Capital PLC 7.375% 2014	3,000	3,536
Sysco Corp. 4.20% 2013	2,000	2,116
Sysco Corp. 4.60% 20144	845	907
PepsiCo, Inc. 4.65% 2013	2,000	2,164
		39,503

Telecommunication services — 1.01%
Verizon Global Funding Corp. 7.25% 2010	1,000	1,050
Verizon Communications Inc. 3.75% 2011	14,500	14,981
Verizon Communications Inc. 7.375% 2013	5,000	5,809
Verizon Communications Inc. 5.55% 2014	2,000	2,205
AT&T Inc. 4.95% 2013	7,500	8,103
France Télécom 4.375% 2014	2,800	2,977
Singapore Telecommunications Ltd. 6.375% 20114	2,500	2,707
		37,832

Industrials — 0.62%
Honeywell International Inc. 3.875% 2014	8,400	8,863
Canadian National Railway Co. 4.95% 2014	5,000	5,461
Raytheon Co. 5.375% 2013	2,000	2,202
Raytheon Co. 6.75% 2018	1,225	1,424
John Deere Capital Corp., Series D, 4.90% 2013	3,000	3,294
Caterpillar Financial Services Corp., Series F, 4.85% 2012	750	812
Caterpillar Financial Services Corp., Series F, 4.25% 2013	1,000	1,058
		23,114

Information technology — 0.58%
Hewlett-Packard Co. 2.25% 2011	7,000	7,125
Hewlett-Packard Co. 2.95% 2012	10,000	10,397
International Business Machines Corp. 0.829% 20113	3,000	3,027
Cisco Systems, Inc. 5.25% 2011	1,000	1,045
		21,594

Consumer discretionary — 0.46%
Stanford University 3.625% 2014	7,000	7,333
Walt Disney Co. 4.70% 2012	1,500	1,629
Walt Disney Co. 4.50% 2013	5,000	5,442
McDonald’s Corp., Series I, 4.30% 2013	2,500	2,685
		17,089

Total corporate bonds & notes		523,657

MORTGAGE-BACKED OBLIGATIONS5 — 10.38%
Fannie Mae, Series 2009-M2, Class A1, 2.387% 2019	5,705	5,761
Fannie Mae 4.00% 2019	37,866	39,469
Fannie Mae 4.00% 2019	18,097	18,863
Fannie Mae 4.00% 2019	13,717	14,297
Fannie Mae 4.50% 2020	7,384	7,795
Fannie Mae 4.50% 2020	4,052	4,280
Fannie Mae 4.50% 2020	3,366	3,557
Fannie Mae 4.50% 2021	15,696	16,550
Fannie Mae 4.50% 2021	3,297	3,477
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	485	505
Fannie Mae 5.50% 2022	8,927	9,526
Fannie Mae 5.00% 2023	4,659	4,879
Fannie Mae 5.00% 2023	3,090	3,236
Fannie Mae 5.00% 2023	2,219	2,342
Fannie Mae 5.00% 2023	1,819	1,920
Fannie Mae 5.00% 2023	1,589	1,678
Fannie Mae 5.00% 2023	1,507	1,591
Fannie Mae 5.00% 2023	1,350	1,425
Fannie Mae 5.50% 2023	1,187	1,266
Fannie Mae 6.00% 2023	7,198	7,764
Fannie Mae 6.00% 2023	927	998
Fannie Mae 4.00% 2024	9,767	9,992
Fannie Mae 4.00% 2024	9,462	9,679
Fannie Mae 5.50% 2024	1,778	1,897
Fannie Mae 6.00% 2024	5,486	5,891
Fannie Mae 6.00% 2024	4,592	4,942
Fannie Mae, Series 2007-114, Class A7, 0.429% 20373	7,500	7,357
Fannie Mae 5.26% 20373	2,243	2,384
Fannie Mae 6.713% 20373	647	683
Fannie Mae 5.452% 20383	4,287	4,521
Fannie Mae 3.58% 20393	4,547	4,646
Fannie Mae 3.614% 20393	8,044	8,307
Fannie Mae 3.624% 20393	9,693	10,004
Fannie Mae 3.63% 20393	9,261	9,575
Fannie Mae 3.853% 20393	4,927	5,121
Fannie Mae 3.909% 20393	6,319	6,568
Fannie Mae 3.951% 20393	4,514	4,693
Freddie Mac, Series K003, Class A1, 2.225% 2013	2,309	2,347
Freddie Mac 5.593% 20363	8,246	8,695
Freddie Mac 5.694% 20373	2,114	2,220
Freddie Mac 5.716% 20373	1,779	1,872
Freddie Mac 5.768% 20373	2,119	2,228
Freddie Mac 5.883% 20373	3,681	3,838
Freddie Mac 5.167% 20383	3,351	3,533
Freddie Mac 5.177% 20383	2,539	2,662
Freddie Mac 5.51% 20383	4,774	5,003
Freddie Mac 5.529% 20383	202	212
Freddie Mac 3.878% 20393	6,174	6,343
Freddie Mac 3.911% 20393	3,352	3,454
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	1,359	1,384
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	576	576
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	212	217
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	1,797	1,823
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	1,250	1,282
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.315% 20373	1,731	1,779
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-2, 4.302% 2038	3,150	3,169
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	449	451
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	2,500	2,536
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,786	1,842
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,449	2,544
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,930	2,034
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	520	520
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,000	2,121
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	25	25
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-1, 4.367% 2039	35	35
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 20403	1,000	1,010
HBOS Treasury Services PLC 5.00% 20114	8,000	8,299
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 0.589% 20183,4	4,000	3,995
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class C, 6.878% 20184	4,000	4,239
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	2,296	2,324
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	3,571	3,737
Bank of America 5.50% 20124	5,000	5,344
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	2,749	2,754
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,500	2,526
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	1,000	1,019
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A-2, 5.868% 20323	4,000	4,108
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.207% 20423	1,550	1,623
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 20423	2,700	2,774
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20354	4,000	4,119
DEPFA ACS Bank 4.75% 2010	3,980	4,060
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	635	657
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,588	1,639
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	1,300	1,322
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	1,670	1,705
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	1,037	1,062
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.349% 20463	2,823	2,734
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	2,136	2,168
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	580	593
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-6A, 5.11% 20423	1,000	1,030
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-1, 5.203% 2045	468	471
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A-2, 4.10% 2038	229	230
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-4, 4.547% 2041	1,750	1,798
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	195	195
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 20453	590	595
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	1,018	1,031
Nationwide Building Society, Series 2007-2, 5.50% 20124	1,500	1,610
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	929	951
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	208	208
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20443	337	343
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-1, 5.727% (undated)3	1,362	1,395
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,299	1,317
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	243	247
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	500	523
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	404	408
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.981% 20363	286	264
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.46% 20193,4	151	154
J.P. Morgan Alternative Loan Trust, Series 2006-S4, Class A-1-A, 5.44% 20363	60	59
		388,824

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.62%
Australia Government Agency-Guaranteed, National Australia Bank 0.75% 20143,4	15,000	15,028
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	16,000	16,408
Province of Ontario 1.875% 2012	15,000	15,099
Province of Ontario 4.006% 20123	15,000	15,029
France Government Agency-Guaranteed, Société Finance 2.25% 20124	20,985	21,454
France Government Agency-Guaranteed, Société Finance 3.375% 20144	5,000	5,214
Europe Government Agency-Guaranteed, Dexia Credit Local 0.501% 20123,4	25,000	25,005
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20124	18,000	18,266
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	3,550	3,700
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20134	20,000	20,553
Australia and New Zealand Government Agency-Guaranteed, Australia and
New Zealand Banking Group Ltd. 0.534% 20123,4	20,000	20,037
Denmark Government Agency-Guaranteed, Danish Finance Co. 0.645% 20104	12,580	12,577
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	6,250	6,384
Denmark Government Agency-Guaranteed, Danske Bank 0.602% 20123,4	17,500	17,604
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20124	15,000	15,387
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.751% 20143,4	10,000	10,095
United Kingdom Government Agency-Guaranteed, Royal Bank of Scotland Group PLC 0.512% 20123,4	10,000	10,014
		247,854

ASSET-BACKED OBLIGATIONS5 — 3.85%
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	16,715	18,144
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	919	980
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	10,969	11,149
CarMax Auto Owner Trust, Series 2007-3, Class A-3a, 5.19% 2011	853	866
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	3,000	3,124
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	5,241
Citibank Credit Card Issuance Trust, Class 2004-A7, 0.342% 20133	2,000	1,988
Citibank Credit Card Issuance Trust, Class 2001-A7, 0.385% 20133	2,000	1,992
Citibank Credit Card Issuance Trust, Series 2006, Class A4, 5.45% 2013	585	617
Citibank Credit Card Issuance Trust, Class 2007-A7, 0.579% 20143	3,000	2,994
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	177	179
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-4, 4.37% 2014	2,275	2,391
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	4,084	4,273
Chase Issuance Trust, Series 2007-A9, Class A, 0.262% 20143	3,000	2,980
Chase Issuance Trust, Series 2008-13, Class A, 1.754% 20153	3,000	3,121
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	5,750	6,050
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	2,000	2,117
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	3,300	3,318
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	1,973	2,019
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	3,000	3,243
BA Credit Card Trust, Series 2006-6, Class A, 0.262% 20133	4,000	3,972
BA Credit Card Trust, Series 2006-A16, Class A, 4.72% 2013	900	928
Discover Card Master Trust I, Series 2006-1, Class A2, 0.282% 20133	4,750	4,727
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	4,000	4,432
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20144	4,000	4,119
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	3,500	4,067
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20144	2,000	2,048
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.282% 20153,4	2,000	1,983
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 0.381% 20143	2,000	1,987
MBNA Credit Card Master Note Trust, Series 2005-10, Class A, 0.292% 20153	2,000	1,957
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	664	669
DaimlerChrysler Auto Trust, Series 2008-B, Class A-3a, 4.71% 2012	3,000	3,090
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	3,500	3,652
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20144	2,977	3,117
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	2,817	2,991
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20134	1,500	1,555
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20144	1,000	1,045
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	2,501	2,567
CL&P Funding LLC, Series 2001-1, Class A-5, 6.21% 2011	2,220	2,277
Nissan Auto Lease Trust, Series 2008-A, Class A-2a, 4.27% 2010	491	492
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	1,500	1,525
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	1,825	1,993
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	189	190
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	1,500	1,528
Consumers Funding LLC, Series 2001-1, Class A-4, 4.98% 2012	4	4
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	1,525	1,639
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,573
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	1,409	1,444
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-3, 4.13% 2013	1,268	1,301
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	1,043	1,101
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	1,000	1,055
Capital One Multi-asset Execution Trust, Series 2006-2, Class A, 4.85% 2013	825	854
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	384	391
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 20104	328	329
Boston Edison Co., Series 1999-1, Class A-5, 7.03% 2012	253	253
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	187	197
Specialty Underwriting and Residential Finance Trust, Series 2005-AB3, Class A-2B, 0.479% 20363	178	153
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20174	97	87
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A-2, 4.49% 20343	10	9
		144,087

MUNICIPALS — 1.39%
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 1.823% 2011	5,000	5,031
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 2.766% 2012	5,000	5,070
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 3.321% 2013	15,000	15,274
State of New York, Urban Development Corp., State Personal Income Tax Revenue Bonds (General Purpose),
Series 2009-D, 2.032% 2012	8,580	8,767
State of Maryland, Howard Hughes Medical Institute, Taxable Fixed Rate Bonds, 3.45% 2014	6,300	6,535
State of Mississippi, Taxable General Obligation Bonds, Series 2009-D, 1.535% 2011	2,500	2,533
State of Mississippi, Taxable General Obligation Bonds, Series 2009-D, 3.048% 2014	2,510	2,556
State of Georgia, Municipal Electric Authority, Project One Bonds, Taxable Series 2009-A, 5.00% 2012	3,000	3,189
State of Wisconsin, General Fund Annual Appropriation Refunding Bonds, Series 2008-A, FSA insured, 3.479% 2011	3,000	3,085
		52,040

Total bonds & notes (cost: $2,864,886,000)		2,933,288

Short-term securities — 20.71%

Freddie Mac 0.135%–0.33% due 3/15–9/15/2010	163,900	163,857
Fannie Mae 0.21%–0.54% due 3/3/2010–1/18/2011	135,900	135,708
U.S. Treasury Bills 0.220%–0.332% due 5/6–7/15/2010	97,600	97,562
Straight-A Funding LLC 0.17% due 4/26–4/27/20104	46,820	46,811
Société Générale North America, Inc. 0.15% due 3/1/2010	41,000	41,000
Québec (Province of) 0.12% due 3/8/20104	34,000	33,999
Bank of Nova Scotia 0.265% due 7/23/2010	32,600	32,571
Westpac Banking Corp. 0.19% due 5/13/20104	30,500	30,490
Calyon North America Inc. 0.25% due 6/3/2010	30,000	29,984
Toronto-Dominion Holdings USA Inc. 0.27% due 8/17/20104	28,700	28,666
Private Export Funding Corp. 0.29% due 4/5/20104	25,300	25,297
BNP Paribas Finance Inc. 0.215% due 6/22/2010	25,000	24,981
GDF SUEZ 0.17% due 3/18/20104	21,000	20,998
International Bank for Reconstruction and Development 0.19% due 3/24/2010	18,600	18,599
Société de Prise de Participation de l’Etat 0.24% due 5/24/20104	16,800	16,792
Honeywell International Inc. 0.60% due 12/27/20104	15,000	14,953
Coca-Cola Co. 0.22% due 5/13/20104	7,300	7,298
ING (U.S.) Funding LLC 0.18% due 3/10/2010	5,600	5,600
Barclays U.S. Funding Corp. 0.18% due 3/3/2010	500	500

Total short-term securities (cost: $775,466,000)		775,666

Total investment securities (cost: $3,640,352,000)		3,708,954
Other assets less liabilities		36,102

Net assets		$3,745,056

1Index-linked bond whose principal amount moves with a government retail price index.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $11,455,000, which represented .31% of the net assets of the fund.
3Coupon rate may change periodically.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $596,956,000, which represented 15.94% of the net assets of the fund.

5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-948-0410O-S21526

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA, INC.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: April 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: April 30, 2010

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: April 30, 2010